Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2013
Accumulated Other Comprehensive Income [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME

NOTE 15 – ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The following table presents the changes in accumulated other comprehensive income (loss) (in thousands) by component, net of tax, for the year ended December 31, 2013:

Unrealized gains (losses) on available for sale securities (a)
Balance as of December 31, 2012	$ 2,797
Other comprehensive loss before reclassification	(4,818)
Amount reclassified from accumulated other comprehensive income (loss)	(581)
Total other comprehensive loss	(5,399)
Balance as of December 31, 2013	$ (2,602)

(a) All amounts are net of tax. Amounts in parentheses indicate debits.

The following table presents significant amounts reclassified out of each component of accumulated other comprehensive income (loss) (in thousands) for the year ended December 31, 2013:

Details about other comprehensive income	Amount Reclassified From Accumulated Other Comprehensive Income (a)	Affected Line Item in the Statement Where Net Income is Presented

Unrealized gains on available for sale securities	$ 881	Net realized gains on sales of securities
	(300)	Income tax expense
	$ 581	Net of tax

Amounts in parentheses indicate debits to net income.